Unaudited condensed consolidated interim cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Net cash (outflow)/inflow from operating activities	£ (1,110.8)	£ 39.2
Investing activities
Acquisitions	(102.7)	(148.5)
Disposals of investments and subsidiaries	29.2	1.3
Purchase of property, plant and equipment	(102.4)	(111.6)
Purchase of other intangible assets (including capitalised computer software)	(14.6)	(26.7)
Proceeds on disposal of property, plant and equipment	4.5	3.4
Net cash outflow from investing activities	(186.0)	(282.1)
Financing activities
Repayment of lease liabilities	(146.3)	(157.4)
Share option proceeds	1.1	0.0
Cash consideration received from non-controlling interests	0.0	38.7
Cash consideration for purchase of non-controlling interests	(6.2)	(117.7)
Share repurchases and buy-backs	(680.5)	(297.6)
Proceeds from borrowings	247.2	0.0
Repayment of borrowings	(220.6)	(35.9)
Financing and share issue costs	0.0	(0.3)
Dividends paid to non-controlling interests in subsidiary undertakings	(37.2)	(74.5)
Net cash outflow from financing activities	(842.5)	(644.7)
Net decrease in cash and cash equivalents	(2,139.3)	(887.6)
Translation of cash and cash equivalents	88.0	(102.6)
Cash and cash equivalents at beginning of period	1,489.3	3,346.9
Cash and cash equivalents at end of period	£ 1,489.3	£ 3,346.9